CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Adoption of ASC 326	Balance, January 1, 2020, as recast	Common Shares	Common Shares Balance, January 1, 2020, as recast	Treasury Stock	Treasury Stock Balance, January 1, 2020, as recast	Additional Paid-in Capital	Additional Paid-in Capital Balance, January 1, 2020, as recast	Retained Earnings	Retained Earnings Adoption of ASC 326	Retained Earnings Balance, January 1, 2020, as recast	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Balance, January 1, 2020, as recast	Noncontrolling Interests	Noncontrolling Interests Balance, January 1, 2020, as recast	Redeemable Noncontrolling Interest	Redeemable Noncontrolling Interest Balance, January 1, 2020, as recast
Beginning balance at Dec. 31, 2018	$ 5,068			$ 25		$ (128)		$ 4,409		$ 2,596			$ (1,859)		$ 25
Stockholders' Equity
Net income (loss), excluding redeemable noncontrolling interests	1,442									1,422					20
Other comprehensive income (loss), net of tax	(81)												(78)		(3)
Reclassification of certain tax effects	0									65			(65)
Dividends paid	(276)									(275)					(1)		$ (7)
Acquisition of treasury stock	(57)					(57)
Common shares issued from treasury stock and capital increase for share-based compensation	(3)					31		(34)
Share-based compensation expense	33							33
Other changes	(5)							(4)							(1)
Ending balance at Dec. 31, 2019	6,121	$ (36)	$ 6,085	25	$ 25	(154)	$ (154)	4,404	$ 4,404	3,808	$ (36)	$ 3,772	(2,002)	$ (2,002)	40	$ 40
Beginning balance, redeemable noncontrolling interest at Dec. 31, 2018																	30
Redeemable Noncontrolling Interest
Net income (loss), redeemable noncontrolling interests																	12
Ending balance, redeemable noncontrolling interest at Dec. 31, 2019																	35	$ 35
Stockholders' Equity
Net income (loss), excluding redeemable noncontrolling interests	(451)									(493)					42
Other comprehensive income (loss), net of tax	(670)												(674)		4
Dividends paid	0																(8)
Decrease in noncontrolling interest due to the change of ownership	(9)							(5)							(4)
Common shares issued from treasury stock and capital increase for share-based compensation	(2)					45		(47)
Share-based compensation expense	38							38
Other changes	(2)							(2)							0
Ending balance at Dec. 31, 2020	4,989			25		(109)		4,388		3,279			(2,676)		82
Redeemable Noncontrolling Interest
Net income (loss), redeemable noncontrolling interests																	13
Ending balance, redeemable noncontrolling interest at Dec. 31, 2020	40																40
Stockholders' Equity
Net income (loss), excluding redeemable noncontrolling interests	1,748									1,723					25
Other comprehensive income (loss), net of tax	237												231		6
Dividends paid	(271)									(180)					(91)		(7)
Common shares issued from treasury stock and capital increase for share-based compensation	0					25		(25)
Share-based compensation expense	99							99
Other changes	6							2		(4)					8
Ending balance at Dec. 31, 2021	6,808			$ 25		$ (84)		$ 4,464		$ 4,818			$ (2,445)		$ 30
Redeemable Noncontrolling Interest
Net income (loss), redeemable noncontrolling interests																	12
Ending balance, redeemable noncontrolling interest at Dec. 31, 2021	$ 45																$ 45